UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act number       811-06373
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          Sit Dividend Growth Fund, a series of Sit Mutual Funds, Inc.
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               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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             (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)        (ZIP CODE)

                        Kelly K. Boston, Staff Attorney
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            3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402
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                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

Registrant's telephone number, including area code: 612-332-3223
                                                    ----------------------------
Date of fiscal year end: June 30, 2005
                         -------------------------------------

Date of reporting period: July 1, 2004 - June 30, 2005
                          ------------------------------------

Proxy Vote Summary Report from 07/01/04 to 06/30/05

SIT DIVIDEND GROWTH FUND

Issuer           Symbol  CUSIP     Meeting Date  Ballot Issues                               Proponent   Mgmt. Rec.   Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------
American Power
Conversion Corp. APCC    29066107  6/9/2005      1     Fix Number of Directors                  Mgmt           For        For
                                                 2.1   Elect  Director Rodger B. Dowdell, Jr.   Mgmt           For        For
                                                 2.2   Elect  Director Neil E. Rasmussen        Mgmt           For        For
                                                 2.3   Elect  Director Ervin F. Lyon            Mgmt           For        For
                                                 2.4   Elect  Director James D. Gerson          Mgmt           For        For
                                                 2.5   Elect  Director John G. Kassakian        Mgmt           For        For
                                                 2.6   Elect  Director John F. Keane, Sr.       Mgmt           For        For
                                                 2.7   Elect  Director Ellen B. Richstone       Mgmt           For        For
                                                 3     Ratify Auditors                          Mgmt           For        For

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Aspen Insurance
Holdings, Ltd.   AHL     G05384105 5/26/2005     Meeting for Holders of ADRs

                                                 1.1   Elect  Director Christopher O'Kane-1     Mgmt           For        For
                                                 1.2   Elect  Director Heidi Hutter-1           Mgmt           For        For
                                                 1.3   Elect  Director Paul Myners-5            Mgmt           For        For
                                                 1.4   Elect  Director Christopher O'Kane-5     Mgmt           For        For
                                                 1.5   Elect  Director Julian Cusack-5          Mgmt           For        For
                                                 1.6   Elect  Director David May-5              Mgmt           For        For
                                                 1.7   Elect  Director Ian Cormack-5            Mgmt           For        For
                                                 1.8   Elect  Director Marek Gumienny-5         Mgmt           For        For
                                                 1.9   Elect  Director Richard Keeling-5        Mgmt           For        For
                                                 1.1   Elect  Director Ian Campbell-5           Mgmt           For        For
                                                 1.11  Elect  Director Sarah Davies-5           Mgmt           For        For
                                                 1.12  Elect  Director Heidi Hutter-5           Mgmt           For        For
                                                 1.13  Elect  Director Christopher O'Kane-9     Mgmt           For        For
                                                 1.14  Elect  Director Julian Cusack-9          Mgmt           For        For
                                                 1.15  Elect  Director David May-9              Mgmt           For        For
                                                 1.16  Elect  Director Ian Campbell-9           Mgmt           For        For
                                                 1.17  Elect  Director Sarah Davies-9           Mgmt           For        For
                                                 1.18  Elect  Director Christopher O'Kane-13    Mgmt           For        For
                                                 1.19  Elect  Director Julian Cusack-13         Mgmt           For        For
                                                 1.2   Elect  Director Ian Campbell-13          Mgmt           For        For
                                                 1.21  Elect  Director Sarah Davies-13          Mgmt           For        For
                                                 1.22  Elect  Director Christopher O'Kane-17    Mgmt           For        For
                                                 1.23  Elect  Director Julian Cusack-17         Mgmt           For        For
                                                 1.24  Elect  Director James Few-17             Mgmt           For        For
                                                 1.25  Elect  Director David Skinner-17         Mgmt           For        For
                                                 1.26  Elect  Director Kate Vacher-17           Mgmt           For        For
                                                 1.27  Elect  Director Sarah Davies-17          Mgmt           For        For

                                                       TO APPOINT KPMG AUDIT PLC, LONDON
                                                       ENGLAND, TO ACT AS THE COMPANY'S
                                                       INDEPENDENT REGISTERED PUBLIC
                                                       ACCOUNTING FIRM AND TO SET THE
                                                 2     REMUNERATION.                            Mgmt           For        For

                                                 3     TO AMEND BYE-LAW 1                       Mgmt           For        For

Proxy Vote Summary Report from 07/01/04 to 06/30/05

SIT DIVIDEND GROWTH FUND

Issuer           Symbol  CUSIP     Meeting Date  Ballot Issues                               Proponent   Mgmt. Rec.   Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------

                                                 4     TO AMEND BYE-LAW 3                       Mgmt           For        For
                                                 5     TO AMEND BYE-LAW 12                      Mgmt           For        For
                                                 6     TO AMEND BYE-LAW 33                      Mgmt           For        For
                                                 7     TO AMEND BYE-LAW 85                      Mgmt           For        For
                                                 8     TO AMEND BYE-LAW 91                      Mgmt           For        For
                                                 9     TO AMEND BYE-LAW 100                     Mgmt           For        For
                                                 10    TO AMEND BYE-LAW 105                     Mgmt           For        For
                                                 11    TO AMEND BYE-LAW 109                     Mgmt           For        For
                                                 12    TO AMEND BYE-LAW 110                     Mgmt           For        For
                                                 13    TO AMEND BYE-LAW 115                     Mgmt           For        For
                                                 14    TO AMEND BYE-LAW 116                     Mgmt           For        For
                                                 15    TO AMEND BYE-LAW 119                     Mgmt           For        For
                                                 16    TO AMEND BYE-LAW 120                     Mgmt           For        For
                                                 17    TO AMEND BYE-LAW 142                     Mgmt           For        For
                                                 18    TO AMEND BYE-LAW 147                     Mgmt           For        For
                                                 19    TO AMEND BYE-LAW 148                     Mgmt           For        For

                                                       TO APPROVE AN AMENDMENT TO THE
                                                 20    2003 SHARE INCENTIVE PLAN.               Mgmt           For        For

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H&R  Block, Inc. HRB     93671105  9/8/2004      1.1   Elect  Director Donna R. Ecton           Mgmt           For        For
                                                 1.2   Elect  Director Louis W. Smith           Mgmt           For        For
                                                 1.3   Elect  Director Rayford Wilkins, Jr.     Mgmt           For        For
                                                 2     Increase Authorized Common Stock         Mgmt           For        For
                                                       Amend Non-Employee Director Stock
                                                 3     Option Plan                              Mgmt           For        For
                                                 4     Amend Stock Option Plan                  Mgmt           For        For
                                                 5     Ratify Auditors                          Mgmt           For        For

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Kayne Anderson
MLP Investment
Company          KYN     486606106 6/15/2005     1.1   Elect  Director Gerald I. Isenberg       Mgmt           For        For
                                                       Issue Shares at a Discount to Net
                                                 2     Asset Value                              Mgmt           For        For
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Nordic American
Tanker Shipp     NAT     G65773106 6/20/2005     1.1   Elect Herbjorn Hansson as Director       Mgmt           For        For
                                                 1.2   Elect Torbjorn Gladso as Director        Mgmt           For        For
                                                 1.3   Elect David Gibbons as Director          Mgmt           For        For
                                                 1.4   Elect George C. Lodge as Director        Mgmt           For        For
                                                 1.5   Elect Andreas Ove Ugland as Director     Mgmt           For        Abstain
                                                 1.6   Elect Andrew W. March as Director        Mgmt           For        For
                                                 1.7   Elect Paul J. Hopkins as Director        Mgmt           For        For
                                                 2     Ratify Auditors                          Mgmt           For        For


Proxy Vote Summary Report from 07/01/04 to 06/30/05

SIT DIVIDEND GROWTH FUND

Issuer           Symbol  CUSIP     Meeting Date  Ballot Issues                               Proponent   Mgmt. Rec.   Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------
Prudential
Financial Inc.   PRU     744320102 6/7/2005      1.1   Elect Director James G. Cullen           Mgmt           For        For
                                                 1.2   Elect Director James A. Unruh            Mgmt           For        For
                                                 1.3   Elect Director Gordon M. Bethune         Mgmt           For        For
                                                 2     Ratify Auditors                          Mgmt           For        For
                                                 3     Declassify the Board of Directors        Mgmt           For        For
                                                       Approve Qualified Employee Stock
                                                 4     Purchase Plan                            Mgmt           For        For
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SIT Money
Market Fund Inc.         82979F101 10/18/2004    1.1   Elect Director Eugene C. Sit             Mgmt           For        For
                                                 1.2   Elect Director Sidney L. Jones           Mgmt           For        For
                                                 1.3   Elect Director William E. Frenzel        Mgmt           For        For
                                                 1.4   Elect Director John E. Hulse             Mgmt           For        For
                                                 1.5   Elect Director Bruce C. Lueck            Mgmt           For        For
                                                 1.6   Elect Director Donald W. Phillips        Mgmt           For        For
                                                 2     Ratify Auditors                          Mgmt           For        For

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The Buckle, Inc. BKE     118440106 6/2/2005      1.1   Elect  Director Daniel J. Hirschfeld     Mgmt           For        Withhold
                                                 1.2   Elect  Director Dennis H. Nelson         Mgmt           For        Withhold
                                                 1.3   Elect  Director Karen B. Rhoads          Mgmt           For        Withhold
                                                 1.4   Elect  Director James E. Shada           Mgmt           For        Withhold
                                                 1.5   Elect  Director Robert E. Campbell       Mgmt           For        For
                                                 1.6   Elect  Director William D. Orr           Mgmt           For        For
                                                 1.7   Elect  Director Ralph M. Tysdal          Mgmt           For        For
                                                 1.8   Elect  Director Bill L. Fairfield        Mgmt           For        For
                                                 1.9   Elect  Director Bruce L. Hoberman        Mgmt           For        For
                                                 1.1   Elect  Director David A. Roehr           Mgmt           For        For
                                                 2     Ratify Auditors                          Mgmt           For        For
                                                 3     Approve Executive Incentive Bonus Plan   Mgmt           For        For
                                                 4     Approve Restricted Stock Plan            Mgmt           For        For
                                                 5     Amend Restricted Stock Plan              Mgmt           For        For

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Vodafone Group
PLC                      92857W100 7/27/2004           Meeting for Holders of ADRs

                                                       TO RECEIVE THE REPORT OF THE DIRECTORS
                                                 1     AND FINANCIAL STATEMENTS                 Mgmt           For        For

                                                 2     TO APPROVE THE REMUNERATION REPORT       Mgmt           For        For
                                                 3     TO RE-ELECT PETER BAMFORD AS A DIRECTOR  Mgmt           For        For
                                                       TO RE-ELECT JULIAN HORN-SMITH AS A
                                                 4     DIRECTOR                                 Mgmt           For        For

Proxy Vote Summary Report from 07/01/04 to 06/30/05

SIT DIVIDEND GROWTH FUND

Issuer           Symbol  CUSIP     Meeting Date  Ballot Issues                               Proponent   Mgmt. Rec.   Fund Vote Cast
------------------------------------------------------------------------------------------------------------------------------------
                                                       TO RE-ELECT SIR DAVID SCHOLEY AS A
                                                       DIRECTOR (MEMBER OF THE NOMINATIONS
                                                 5     AND GOVERNANCE AND AUDIT COMMITTEE)      Mgmt           For        For

                                                       TO ELECT LUC VANDEVELDE AS A DIRECTOR
                                                 6     (MEMBER OF THE REMUNERATION COMMITTEE)   Mgmt           For        For

                                                       TO APPROVE A FINAL DIVIDEND OF 1.07800
                                                 7     PENCE PER ORDINARY SHARE                 Mgmt           For        For

                                                 8     Ratify Auditors                          Mgmt           For        For

                                                       TO AUTHORIZE THE AUDIT COMMITTEE TO
                                                 9     DETERMINE THE AUDITORS REMUNERATION      Mgmt           For        For

                                                       TO AUTHORIZE DONATIONS UNDER THE
                                                       POLITICAL PARTIES, ELECTIONS AND
                                                 10    REFERENDUMS ACT 2000                     Mgmt           For        Against

                                                       TO RENEW AUTHORITY TO ALLOT SHARES
                                                       UNDER ARTICLE 16.2 OF THE COMPANY'S
                                                 11    ARTICLES OF ASSOCIATION                  Mgmt           For        For

                                                       TO RENEW AUTHORITY TO DISAPPLY
                                                       PRE-EMPTION RIGHTS UNDER ARTICLE 16.3
                                                       OF THE COMPANY'S ARTICLES OF
                                                 12    ASSOCIATION+                             Mgmt           For        For

                                                       TO AUTHORIZE THE COMPANY'S
                                                 13    PURCHASE OF ITS OWN SHARES               Mgmt           For        For

                                                       TO AUTHORIZE THE COMPANY'S PURCHASE
                                                       OF ITS OWN SHARES PURSUANT TO
                                                       CONTINGENT PURCHASE CONTRACTS AND
                                                 14    OFF-MARKET PURCHASES                     Mgmt           For        For

                                   SIGNATURES

         Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Sit Dividend Growth Fund, a series of Sit Mutual Funds, Inc.
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By (Signature and Title)*/s/ Paul E. Rasmussen, Vice President
                         -------------------------------------------------------

Date August 31, 2005
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* Print the name and title of each signing officer under his or her signature.